Share based compensation - Additional information of the RSUs (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 USD ($) shares
Share-based compensation
Share-based compensation expense			¥ 810,178	$ 127,133	¥ 59,476	¥ 132,422
Period expected to be recognized			1 year 9 months	1 year 9 months
Restricted share units ("RSU")
Share-based compensation
Shares issued for share-based awards, vested			23,394,776	23,394,776
Shares issued for share-based awards, unvested			1,581,296	1,581,296
Share-based compensation expense	¥ 32,400	$ 5,100
Unrecognized compensation expenses			¥ 15,500				$ 2,400
Period expected to be recognized			9 months 7 days	9 months 7 days
Restricted share units ("RSU") | Class B Ordinary shares
Share-based compensation
Shares issued for share-based awards, restricted share units					6,070,232	3,456,987
Shares issued for share-based awards			24,976,072	24,976,072
Shares issued for share-based awards, accumulated shares			32,921,995				32,921,995
Options
Share-based compensation
Share-based compensation expense	¥ 261,400	$ 41,000
Unrecognized compensation expenses			¥ 123,600				$ 19,400